Regulation and Equity	12 Months Ended
Dec. 31, 2013
Regulation and Equity [Abstract]
Regulation and Equity
Regulation and Equity
Our insurance subsidiaries, including title insurers, underwritten title companies and insurance agencies, are subject to extensive regulation under applicable state laws. Each of the insurance underwriters is subject to a holding company act in its state of domicile which regulates, among other matters, the ability to pay dividends and enter into transactions with affiliates. The laws of most states in which we transact business establish supervisory agencies with broad administrative powers relating to issuing and revoking licenses to transact business, regulating trade practices, licensing agents, approving policy forms, accounting practices, financial practices, establishing reserve and capital and surplus as regards policyholders (“capital and surplus”) requirements, defining suitable investments for reserves and capital and surplus and approving rate schedules.
Since we are governed by both state and federal governments and the applicable insurance laws and regulations are constantly subject to change, it is not possible to predict the potential effects on our insurance operations, particularly the Fidelity National Title Group segment, of any laws or regulations that may become more restrictive in the future or if new restrictive laws will be enacted.
Pursuant to statutory accounting requirements of the various states in which our insurers are domiciled, these insurers must defer a portion of premiums earned as an unearned premium reserve for the protection of policyholders and must maintain qualified assets in an amount equal to the statutory requirements. The level of unearned premium reserve required to be maintained at any time is determined by statutory formula based upon either the age, number of policies and dollar amount of policy liabilities underwritten, or the age and dollar amount of statutory premiums written. As of December 31, 2013, the combined statutory unearned premium reserve required and reported for our title insurers was $1,734 million. In addition to statutory unearned premium reserves, each of our insurers maintains reserves for known claims and surplus funds for policyholder protection and business operations.
Each of our insurance subsidiaries is regulated by the insurance regulatory authority in its respective state of domicile, as well as that of each state in which it is licensed. The insurance commissioners of their respective states of domicile are the primary regulators of our title insurance subsidiaries. Each of the insurers is subject to periodic regulatory financial examination by regulatory authorities.
Our insurance subsidiaries are subject to regulations that restrict their ability to pay dividends or make other distributions of cash or property to their immediate parent company without prior approval from the Department of Insurance of their respective states of domicile. As of December 31, 2013, $1,909 million of our net assets are restricted from dividend payments without prior approval from the Departments of Insurance. During 2014, our title insurers can pay or make distributions to us of approximately $308 million, without prior approval.
The combined statutory capital and surplus of our title insurers was approximately $1,409 million and $1,381 million as of December 31, 2013 and 2012, respectively. The combined statutory net earnings (losses) of our title insurance subsidiaries were $352 million, $281 million, and $151 million for the years ended December 31, 2013, 2012, and 2011, respectively.
Statutory-basis financial statements are prepared in accordance with accounting practices prescribed or permitted by the various state insurance regulatory authorities. The National Association of Insurance Commissioners' (“NAIC”) Accounting Practices and Procedures manual (“NAIC SAP”) has been adopted as a component of prescribed or permitted practices by each of the states that regulate us. Each of our states of domicile for our title insurance underwriter subsidiaries have adopted a material prescribed accounting practice that differs from that found in NAIC SAP. Specifically, in both years the timing of amounts released from the statutory unearned premium reserve under NAIC SAP differs from the states' required practice. Statutory surplus at December 31, 2013 and 2012, respectively, was lower (higher) by approximately $205 million and $(4) million than if we had reported such amounts in accordance with NAIC SAP.
As a condition to continued authority to underwrite policies in the states in which our insurers conduct their business, the insurers are required to pay certain fees and file information regarding their officers, directors and financial condition. In addition, our escrow and trust business is subject to regulation by various state banking authorities.
 Pursuant to statutory requirements of the various states in which our insurers are domiciled, such insurers must maintain certain levels of minimum capital and surplus. Required levels of minimum capital and surplus are not significant to the insurers individually or in the aggregate. Each of our insurers has complied with the minimum statutory requirements as of December 31, 2013.
 Our underwritten title companies are also subject to certain regulation by insurance regulatory or banking authorities, primarily relating to minimum net worth. Minimum net worth requirements for each underwritten title company is less than $1 million. These companies were in compliance with their respective minimum net worth requirements at December 31, 2013.
There are no restrictions on our retained earnings regarding our ability to pay dividends to shareholders although there are limits on the ability of certain subsidiaries to pay dividends to us, as described above.
Subsequent to year end, on January 2, 2014 as part of the LPS Acquisition, 25,920,078 shares of FNF common stock as consideration for the LPS Acquisition to the former shareholders of LPS.
On October 24, 2013, we offered 17,250,000 shares of our common stock at an offering price of $26.75 per share, pursuant to an effective registration statement previously filed with the Securities and Exchange Commission. We granted the underwriters a 30-day option to purchase 2,587,500 additional shares at the offering price, which was subsequently exercised in full. A total of 19,837,500 shares were issued on October 30, 2013, for net proceeds of approximately $511 million. The net proceeds from this offering were used to pay a portion of the cash consideration for the LPS Acquisition on January 2, 2014.
On July 21, 2009, the Board of Directors approved a three-year stock repurchase program under which we could repurchase up to 15 million shares of our common stock through July 31, 2012. On January 27, 2011, our Board of Directors approved an additional 5 million shares that could have been repurchased under the program. This program expired July 31, 2012, and we repurchased a total of 16,528,512 shares for $243 million, or an average of $14.73 per share under this program.
On July 21, 2012, our Board of Directors approved a three-year stock repurchase program, effective August 1, 2012, under which we can repurchase up to 15 million shares of our common stock through July 31, 2015. We may make repurchases from time to time in the open market, in block purchases or in privately negotiated transactions, depending on market conditions and other factors. In the year ended December 31, 2013, we repurchased a total of 1,400,000 shares for $34 million, or an average of $24.14 per share under this program. Subsequent to year-end we did not repurchase any shares through market close on February 27, 2014. Since the original commencement of the plan adopted July 21, 2012, we have repurchased a total of 2,080,000 shares for $50 million, or an average of $23.90 per share, and there are 12,920,000 shares available to be repurchased under this program.